Subsidiaries With Non-controlling Interest - Subsidiaries With Material Non-controlling Interest (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Equity attributable to non-controlling interests:
Equity Attributable to Noncontrolling Interests	€ 38	€ 46
Loss/ (Profit) attributable to non-controlling interest:
Loss/ (Profit) attributable to non-controlling interest	€ (8)	€ (12)	€ 59
Medical Glass a.s.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Country	Slovakia
Percentage of equity interest held by non-controlling interests	0.26%	0.26%
Equity attributable to non-controlling interests:
Equity Attributable to Noncontrolling Interests	€ 38	€ 46
Loss/ (Profit) attributable to non-controlling interest:
Loss/ (Profit) attributable to non-controlling interest	€ (8)	€ (12)